Expense Example - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Software and IT Services Portfolio - Select Software and IT Services Portfolio
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774